Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Material Accounting Policies
Note 3:	Material Accounting Policies

The accounting policies set out below have been consistently applied for all periods presented in these consolidated financial statements:

a.	Basis of consolidation:

Consolidated financial statements include the financial statements of companies that the Company controls (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its investment with the investee and has the ability to affect those returns through its power over the investee.

The financial statements of the Company and its subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all entities in the Group.

b.	Inventories:

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling costs. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Cost of inventories is determined as follows:

Raw materials	-	At cost of purchase using the first-in, first-out method.
Finished goods	-
On the basis of average standard costs (which approximates actual cost on a weighted average basis) including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

c.	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Cost includes spare parts and auxiliary equipment that are used in connection with the plant and equipment.

Depreciation is calculated on a straight‑line basis over the useful life of the assets at annual rates as follows:

%
Office furniture	7-10
Manufacturing machinery and lab equipment	15
Computers	33
Leasehold improvements	See below

Leasehold improvements are depreciated on a straight‑line basis over the shorter of the lease term (including the renewal option held by the Company which is expected to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end, and any changes are accounted for prospectively as a change in accounting estimate.

d.	Government Grands:

i.	Liability in respect of Israeli Innovation Authority ("IIA"):

Grants from the IIA in respect of research and development projects are accounted for as forgivable loans according to IAS 20. Grants received from the IIA are recognized as a liability according to their fair value on the date of their receipt, unless on that date it is reasonably certain that the amount received will not be refunded. If future economic benefits are expected from the project that will result in royalty-bearing revenues from sale of products it will be treated as a contingent liability.

At the end of each reporting period, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid based on its best estimate of future sales and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. The difference between the amount received and the fair value on the date of receiving the grant is recognized as a deduction of research and development expenses.

ii.	Liability in respect of European Innovation Council ("EIC"):

Grants from the EIC in respect of research and development projects accounted for as forgivable loans according to IAS 20 but have different characteristics than Grants from the IIA, therefore they follow a different presentational approach and presented in profit and loss as ‘other income’ when there is reasonable assurance that:
(a) the Company will comply with the conditions attaching to the grants; and
(b) the grants will be received.

e.	Leases:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in IFRS 16 and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Following are the amortization periods of the ROU assets by class of underlying asset:

Years
Motor vehicles	3
Buildings	5-15

The Company tests for impairment of the ROU asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

•	Variable lease payments that depend on an index:

On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the ROU assets, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

•	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

f.	Revenues recognition:

The Company recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Company expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties.

The Company determines transaction price based on the amount of consideration the Company expects to receive for transferring the promised goods or services in the contract.

Consideration may be fixed, variable, or a combination of both. At contract inception for arrangements that include variable consideration, the Company estimates the probability and extent of consideration it expects to receive under the contract utilizing either the most likely amount method or expected amount method, whichever best estimates the amount expected to be received. The Company then considers any constraints on the variable consideration and includes in the transaction price variable consideration to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company then allocates the transaction price to each performance obligation based on the relative standalone selling price and recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) control is transferred to the customer and the performance obligation is satisfied.

The Company records amounts as accounts receivable when the right to consideration is deemed unconditional. Amounts received, or that are unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a contract are recognized as deferred revenue. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as the current portion of deferred revenue. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.

The Company’s revenue-generating arrangements typically include licensing arrangements, which comprise of upfront license fees, milestone payments and/or royalties and products sale arrangements.

The promised goods or services in the Company’s licensing arrangements typically consist of a license to the Company’s intellectual property and/or research and development services.

If a license is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable, up-front fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For performance obligations which consist of licenses and other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, where the license is deemed to be the predominant item to which the royalties relate, the Company will recognize revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Vericel Agreement
In 2019, the Company entered into exclusive license and supply agreements with Vericel to commercialize Nexobrid in North America (see note 22). The Company identified three distinct performance obligations: (1) license rights (2) development services for Biologics License Application (“BLA”) approval and (3) manufacturing and supply of Nexobrid.

As of the closing date of the agreement the manufacturing and development services were at market value, therefore the upfront payment was fully attributed to the license performance obligation and as such revenues are recognized at the point in time that control of the license is transferred to the customer.

Future milestone payments are considered variable consideration and are subject to the variable consideration constraint, i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable considerations are resolved. (see note 18b).

Revenues from royalties under this agreement will be payable based on future commercial sales, up on an occurrence.

Revenues from the sale of products to Vericel will be recognized when all the significant risks and rewards of ownership of the products have passed to Vericel and the Company no longer retains continuing managerial involvement. The delivery date of the products is usually the date of which ownership passes.

Revenues from distribution licensing arrangements:

The Company accounts for the bundled license provided to the distributors and related high specialized services as a single performance obligation and consequently recognize revenue using the cost-to-cost method, where the extent of progress towards completion is measured based on the ratio of actual costs incurred to the total estimated costs expected to be incurred upon satisfying such single performance obligation. The revenues from such bundled performance obligation are included within “Revenues from license agreements”. Significant finance components related to such arrangements are recognized as finance expense.

Revenues from development services:

Revenues from development services are recognized over time, during the period the customer receives and consumes the benefits provided by the Company's performance.

Revenues from the sale of products:

The Company generates revenues from sales of its innovative biopharmaceutical product, Nexobrid, to burn centers and hospital burn units in Europe, U.S, Israel and local international markets through its commercial organizations and local distributors.

Revenues from sale of goods is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer.  The transaction price is the amount of the consideration that is expected to be received based on the contract terms.

g.	Research and development expenses:

Research and development expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company's research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, research and development expenses are recognized in profit or loss when incurred.

h.	Financial instruments:

The accounting policy for financial instruments in accordance with IFRS 9, "Financial Instruments" is as follows:

1.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss such as derivatives;

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

2.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

i.	Warrants:

Receipts in respect of warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. In the event that the exercise price or the numbers of shares to be issued are not deemed to be fixed (for example, in case of net share settlement provision), or warrants redemption in cash on the occurrence of fundamental transaction the warrants are classified as a non-current derivative financial liability. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value at each reporting date. The fair value changes are charged to non-operating income and expense on the statement of comprehensive income or loss. Issuance costs allocable to warrants are also recorded as non-operating expense on the statement of comprehensive income or loss.

j.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate has been made.

k.	Short-term employee benefits and severance pay liability, net:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, recreation and social security contributions are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

The Company has liabilities for severance pay for its employees in several of jurisdictions and in Israel.

The Company recognizes liability for severance pay mainly due to its employees in EU in accordance with local laws.

l.	Share-based compensation:

Certain Company employees and directors are entitled to remuneration in the form of equity-settled share-based compensation.

Equity-settled transactions

The cost of equity-settled transactions with employees is measured at the fair value of their equity instruments granted at grant date. The fair value is determined using the binomial option pricing model.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award.

m.	Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current (amendment to IAS 1)

As from January 1, 2024 the Company initially applies the amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current. The amendments apply retrospectively. They clarify certain requirements for determining whether a liability should be classified as current or non-current. This resulted in a change in the accounting policy for the classification of liabilities that can be settled in the Company’s own shares (e.g. warrants). Previously, the Company ignored all counterparty conversion options when classifying the related liabilities as current or non-current. Under the new policy, when a liability includes a counterparty conversion option whereby the liability may be settled by a transfer of the Company’s own shares, the Company takes into account the conversion option in classifying the host liability as current or non-current unless the option is classified as equity under IAS 32. As a result of applying the Amendment, the warrants presented in these financial statements (see note 19c), are classified as a current liability pursuant to the conversion option.

n.	New standards, amendments to standards and interpretations not yet adopted:

IFRS 18, Presentation and Disclosure in Financial Statements replaces IAS 1, Presentation of Financial Statements. The standard provides guidance for improving the structure and content of the financial statements, particularly the income statement.

The standard includes new disclosure and presentation requirements as well as requirements that were taken from IAS 1, Presentation of Financial Statements.

As part of the new disclosure requirements, it is required to present two subtotals in the income statement: operating profit and profit before financing and taxes.

Furthermore, the results in the income statement will be classified into three new categories: an operating category, an investing category and a financing category.

In addition to the changes in the structure of the income statements, the standard also includes a requirement to provide separate disclosure in the financial statements regarding the use of management-defined performance measures (MPM).

Furthermore, the standard adds specific guidance for aggregation and disaggregation of items in the financial statements and in the notes.

The Company is examining the effects of the standard on its financial statements with no plans for early adoption.